Related Party Transactions and Balances (Details) - CNY (¥)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Related Party Transactions and Balances (Details) [Line Items]
Issuance of stock options	4,128,005,400		3,420,000,000
Amounts due to related parties	¥ 4,495,000	¥ 4,065,000
Related Party [Member]
Related Party Transactions and Balances (Details) [Line Items]
Amounts due to related parties	¥ 4,495	¥ 4,065
Mr. Qu [Member]
Related Party Transactions and Balances (Details) [Line Items]
Issuance of stock options	72,000,000
Mr. Sun [Member]
Related Party Transactions and Balances (Details) [Line Items]
Issuance of stock options	43,180,000